Significant Related Party Transaction and Balances (Details)	Sep. 05, 2024 USD ($) shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Significant Related Party Transaction and Balances [Abstract]
Outstanding balance amount		$ 18,679,181	$ 2,391,425
Promissory note issued | $	$ 2,391,425
Converted into ordinary shares (in Shares) | shares	7,473